Note 30 - Commitments and guarantees given	6 Months Ended
Jun. 30, 2018
Commitments and Guarantees given
Disclosure of commitments and guarantees given

Commitments and guarantees given

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Loan commitments, financial guarantees and other commitments (*) (Millions of euros)
	Notes	June 2018	December 2017
Loan commitments given		118,387	94,268
of which: defaulted		416	537
Central banks		3	1
General governments		2,781	2,198
Credit institutions		6,123	946
Other financial corporations		5,572	3,795
Non-financial corporations		59,649	58,133
Households		44,259	29,195
Financial guarantees given		15,467	16,545
of which: defaulted		246	278
Central banks		1	-
General governments		191	248
Credit institutions		1,131	1,158
Other financial corporations		637	3,105
Non-financial corporations		13,183	11,518
Households		323	516
Other commitments and guarantees given		37,638	45,738
of which: defaulted		395	461
Central banks		75	7
General governments		629	227
Credit institutions		6,947	15,330
Other financial corporations		3,618	3,820
Non-financial corporations		26,132	25,992
Households		237	362
Total Loan commitments and financial guarantees	6.2.1	171,492	156,551

(*) Non performing financial guarantees given amounted to €641 and €739 million as of June 30, 2018 and December 31, 2017, respectively.

As of June 30, 2018, the provisions of loan commitments given, financial guarantees given and other commitments and guarantees given, disclosed in the consolidated balance sheet amounted €340 million, €214 million and €43 million, respectively.

Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.